Share-based Payments - Summary of Stock Option Activity and Related Information (Parenthetical) (Detail) - $ / shares	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Employee stock options [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted-average share price at the date of exercise	$ 76.35	$ 64.25